CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended		8 Months Ended	12 Months Ended
	Feb. 28, 2015	Feb. 28, 2014	Feb. 28, 2015	Feb. 28, 2014	Aug. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
REVENUES	$ 1,480,420	$ 1,944,852	$ 4,145,388	$ 4,048,124	$ 5,291,511	$ 11,215,586	$ 15,358,376
OPERATING EXPENSES
Direct cost of services	979,967	1,002,184	2,558,438	1,893,987	2,596,795	3,635,679	2,533,302
Personnel	859,274	893,092	1,718,234	2,403,832	2,520,858	4,916,964	7,696,899
Selling, general and administrative	1,412,596	897,265	2,182,045	2,131,853	2,501,662	3,100,450	2,692,276
TOTAL OPERATING EXPENSES	3,251,837	2,792,541	6,458,717	6,429,672	7,619,315	11,653,093	12,922,477
INCOME (LOSS) FROM OPERATIONS	(1,771,417)	(847,689)	(2,313,329)	(2,381,548)	(2,327,804)	(437,507)	2,435,899
OTHER INCOME (EXPENSE)
Interest expense	(202,270)	$ (283,654)	(311,798)	$ (372,982)	(1,158,665)	$ (379,987)	(242,856)
Change in value of derivatives	(136,870)		(136,870)		(40,082)		0
Miscellaneous income (expense), net	(114,088)	$ (12,183)	(31,861)	$ (14,860)		$ (24,027)	7,125
TOTAL OTHER INCOME (EXPENSE)	(453,228)	(295,837)	(480,529)	(387,842)	(1,198,747)	(404,014)	(235,731)
INCOME (LOSS) FROM BEFORE PROVISION FOR INCOME TAXES	$ (2,224,645)	$ (1,143,526)	$ (2,793,858)	$ (2,769,390)	(3,526,551)	(841,521)	2,200,168
Provision for income taxes							632,514
Income (Loss) From Continuing Operations			$ (2,793,858)	$ (2,769,390)	(3,526,551)	(841,521)	1,567,654
INCOME (LOSS) FROM DISCONTINUED OPERATIONS, net of tax						(2,079,729)	(948,771)
NET LOSS	$ (2,224,645)	$ (1,143,526)	$ (2,793,858)	$ (2,769,390)	$ (3,526,551)	$ (2,921,250)	$ 618,883
Net income (loss) attributable to noncontrolling interests
Net income (loss) attributable to Grenwood Hall, Inc.	$ (2,224,645)	$ (1,143,526)	$ (2,793,858)	$ (2,769,390)	$ (3,526,551)	$ (2,921,250)	$ 618,883
Earnings per share - basic and diluted
Income (loss) from continuing operations attributable to PCS Link, Inc. common stockholders (in dollars per shares)					$ (0.14)	$ (0.03)	$ 0.06
Income (loss) from discontinued operations attributable to Greenwood Hall, Inc. common stockholders						(0.09)	(0.04)
Basic earnings per share attributable to Greenwood Hall, Inc.	$ (0.06)	$ (0.05)	$ (0.07)	$ (0.11)	$ (0.14)	$ (0.12)	$ 0.02
Weighted average common shares - basic and diluted	39,539,228	25,051,591	39,452,196	25,051,591	25,119,360	25,051,591	25,051,591